Fair values of financial instruments carried at fair value (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	247,679	80,843	5,223	333,745	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,797	57,555	24,590	128,942	39,331	56,694	19,744	115,769
Derivatives	1,271	245,767	2,634	249,672	1,859	264,629	2,149	268,637
Financial investments	302,583	77,043	2,120	381,746	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	47,182	23,424	47	70,653	42,038	23,160	784	65,982
Financial liabilities designated at fair value	2,526	152,043	9,020	163,589	2,152	127,458	9,117	138,727
Derivatives	2,072	251,858	3,671	257,601	1,088	260,518	2,842	264,448
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,060	11,246	2,666	16,972	2,967	9,018	2,575	14,560
Derivatives	—	51	—	51	—	36	—	36
Financial investments	3,193	12,151	510	15,854	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	—	13	—	13	—	130	—	130
Derivatives	—	12	—	12	—	19	—	19

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2025
Transfers from Level 1 to Level 2	6,032	2,596	703	—	94	—	—
Transfers from Level 2 to Level 1	7,019	4,812	2,794	—	210	—	—

At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	587	1	19,363	—	19,951	—	1	—	1
Asset-backed securities	160	171	—	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	9,017	—	9,017
Other derivatives	—	—	—	2,634	2,634	—	—	3,671	3,671
Other portfolios	1,373	5,051	5,227	—	11,651	47	2	—	49
At 30 Jun 2025	2,120	5,223	24,590	2,634	34,567	47	9,020	3,671	12,738

Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	45	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
– financial investments: fair value gains/(losses)	35	—	—	—	—	1	—
– exchange differences	203	266	(76)	195	22	418	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in2	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	116	—	—	(179)	—

At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $2.3bn of transfers in representing enhancements to the application of our levelling methodology, primarily impacting our Insurance business.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	107,582	107,585	102,039	102,055
Loans and advances to customers	981,722	975,671	930,658	917,643
Reverse repurchase agreements – non-trading	283,204	283,340	252,549	252,598
Financial investments – at amortised cost	166,209	165,142	153,973	151,060
Liabilities
Deposits by banks	97,782	97,812	73,997	74,025
Customer accounts	1,718,604	1,718,745	1,654,955	1,655,151
Repurchase agreements – non-trading	195,532	195,498	180,880	180,873
Debt securities in issue	102,129	102,898	105,785	106,643
Subordinated liabilities	27,569	30,114	25,958	28,262

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	169	169	144	144
Loans and advances to customers	2,287	2,289	977	977
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	103	103	—	—
Customer accounts	19,088	19,088	5,399	5,399

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
	At 30 Jun 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	247,679	80,843	5,223	333,745	236,593	71,574	6,675	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	46,797	57,555	24,590	128,942	39,331	56,694	19,744	115,769
Derivatives	1,271	245,767	2,634	249,672	1,859	264,629	2,149	268,637
Financial investments	302,583	77,043	2,120	381,746	258,371	78,088	2,734	339,193
Liabilities
Trading liabilities	47,182	23,424	47	70,653	42,038	23,160	784	65,982
Financial liabilities designated at fair value	2,526	152,043	9,020	163,589	2,152	127,458	9,117	138,727
Derivatives	2,072	251,858	3,671	257,601	1,088	260,518	2,842	264,448
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 15.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	At 30 June 2025				At 31 Dec 2024
		Valuation techniques				Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Trading assets	—	—	—	—	—	—	—	—
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,060	11,246	2,666	16,972	2,967	9,018	2,575	14,560
Derivatives	—	51	—	51	—	36	—	36
Financial investments	3,193	12,151	510	15,854	2,651	5,345	504	8,500
Liabilities
Trading liabilities	—	—	—	—	—	—	—	—
Financial liabilities designated at fair value	—	13	—	13	—	130	—	130
Derivatives	—	12	—	12	—	19	—	19

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2025
Transfers from Level 1 to Level 2	6,032	2,596	703	—	94	—	—
Transfers from Level 2 to Level 1	7,019	4,812	2,794	—	210	—	—

At 31 Dec 2024
Transfers from Level 1 to Level 2	13,511	9,246	1,540	—	191	—	—
Transfers from Level 2 to Level 1	10,752	6,060	3,042	—	159	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	587	1	19,363	—	19,951	—	1	—	1
Asset-backed securities	160	171	—	—	331	—	—	—	—
Structured notes	—	—	—	—	—	—	9,017	—	9,017
Other derivatives	—	—	—	2,634	2,634	—	—	3,671	3,671
Other portfolios	1,373	5,051	5,227	—	11,651	47	2	—	49
At 30 Jun 2025	2,120	5,223	24,590	2,634	34,567	47	9,020	3,671	12,738

Private equity including strategic investments	552	1	17,705	—	18,258	—	1	—	1
Asset-backed securities	182	198	—	—	380	—	—	—	—
Structured notes	—	—	3	—	3	—	9,113	—	9,113
Other derivatives	—	—	—	2,149	2,149	—	—	2,842	2,842
Other portfolios	2,000	6,476	2,036	—	10,512	784	3	—	787
At 31 Dec 2024	2,734	6,675	19,744	2,149	31,302	784	9,117	2,842	12,743

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	2,734	6,675	19,744	2,149	784	9,117	2,842
Total gains or losses recognised in profit or loss	1	(37)	912	605	(20)	112	893
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(37)	—	605	(20)	112	893
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	867	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	45	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	1	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	238	266	(76)	195	22	419	237
– financial investments: fair value gains/(losses)	35	—	—	—	—	1	—
– exchange differences	203	266	(76)	195	22	418	237
Purchases	880	2,312	2,003	—	58	—	—
New issuances	—	1	—	—	—	2,966	—
Sales	(127)	(1,541)	(75)	—	(12)	—	—
Settlements	(313)	(1,419)	(182)	(404)	(318)	(2,355)	(341)
Transfers out	(1,478)	(1,690)	(184)	(300)	(482)	(2,826)	(464)
Transfers in2	185	656	2,448	389	15	1,587	504
At 30 Jun 2025	2,120	5,223	24,590	2,634	47	9,020	3,671
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2025	—	55	116	699	28	(179)	(1,307)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	55	—	699	28	—	(1,307)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	116	—	—	(179)	—

At 1 Jan 2024	2,618	4,306	19,788	2,069	478	10,928	2,569
Total gains or losses recognised in profit or loss	(11)	(7)	270	323	(4)	345	865
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(7)	—	323	(4)	345	865
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	—	—	223	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	47	—	—	—	—
– gains less losses from financial investments held at fair value through other comprehensive income	(11)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(73)	(48)	(102)	(22)	(4)	(77)	(30)
– financial investments: fair value gains/(losses)	(18)	—	—	—	—	31	—
– exchange differences	(55)	(48)	(102)	(22)	(4)	(108)	(30)
Purchases	351	1,030	3,694	—	135	—	—
New issuances	—	—	—	—	—	3,378	—
Sales	(30)	(633)	(183)	—	(293)	—	—
Settlements	(406)	(615)	(1,738)	(147)	(164)	(1,898)	(136)
Transfers out	(80)	(281)	(213)	(265)	(29)	(1,039)	(353)
Transfers in	45	328	105	553	11	522	566
At 30 Jun 2024	2,414	4,080	21,621	2,511	130	12,159	3,481
Unrealised gains or losses recognised in profit or loss relating to assets and liabilities held at 30 Jun 2024	—	(12)	(302)	(2,157)	5	(167)	(541)
– net income or losses from financial instruments held for trading or managed on a fair value basis	—	(12)	—	(2,157)	5	—	(541)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(302)	—	—	(167)	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.
2Includes $2.3bn of transfers in representing enhancements to the application of our levelling methodology, primarily impacting our Insurance business.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	107,582	107,585	102,039	102,055
Loans and advances to customers	981,722	975,671	930,658	917,643
Reverse repurchase agreements – non-trading	283,204	283,340	252,549	252,598
Financial investments – at amortised cost	166,209	165,142	153,973	151,060
Liabilities
Deposits by banks	97,782	97,812	73,997	74,025
Customer accounts	1,718,604	1,718,745	1,654,955	1,655,151
Repurchase agreements – non-trading	195,532	195,498	180,880	180,873
Debt securities in issue	102,129	102,898	105,785	106,643
Subordinated liabilities	27,569	30,114	25,958	28,262

Fair values of financial instruments not carried at fair value on the balance sheet – assets and disposal groups held for sale
	At 30 Jun 2025		At 31 Dec 2024
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	169	169	144	144
Loans and advances to customers	2,287	2,289	977	977
Financial investments – at amortised cost	—	—	—	—
Liabilities
Deposits by banks	103	103	—	—
Customer accounts	19,088	19,088	5,399	5,399

Disclosure of fair value adjustments on financial instruments

Fair value adjustments
	At
	30 Jun 2025	31 Dec 2024
	$m	$m
Type of adjustment
Risk-related	658	669
– bid-offer	392	368
– uncertainty	112	101
– credit valuation adjustment	145	153
– debit valuation adjustment	(23)	(24)
– funding fair value adjustment	32	71
Model-related	73	50
– model limitation	73	50
Inception profit (Day 1 P&L reserves)	113	92
Total	844	811

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, assets	The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	524	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,873	(1,470)	—	—
Financial investments	19	(19)	52	(55)
At 30 Jun 2025	2,416	(1,798)	52	(55)

Derivatives, trading assets and trading liabilities[1]	546	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,664	(1,255)	—	—
Financial investments	18	(18)	42	(45)
At 30 Jun 2024	2,228	(1,582)	42	(45)

Derivatives, trading assets and trading liabilities[1]	481	(313)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,434	(1,141)	—	—
Financial investments	21	(21)	47	(50)
At 31 Dec 2024	1,936	(1,475)	47	(50)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, liabilities	The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
	Reflected in profit or loss		Reflected in OCI
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities[1]	524	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,873	(1,470)	—	—
Financial investments	19	(19)	52	(55)
At 30 Jun 2025	2,416	(1,798)	52	(55)

Derivatives, trading assets and trading liabilities[1]	546	(309)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,664	(1,255)	—	—
Financial investments	18	(18)	42	(45)
At 30 Jun 2024	2,228	(1,582)	42	(45)

Derivatives, trading assets and trading liabilities[1]	481	(313)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss	1,434	(1,141)	—	—
Financial investments	21	(21)	47	(50)
At 31 Dec 2024	1,936	(1,475)	47	(50)
1‘Derivatives, trading assets and trading liabilities’ are presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of significant unobservable inputs used in fair value measurement of assets	The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2025. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages
391 and 392 of the Annual Report and Accounts 2024.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Key valuation techniques	Key unobservable inputs	30 Jun 2025		31 Dec 2024
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	19,951	1	Price – Net asset value	Current Value/ Cost	0	75	0	291
Asset-backed securities	331	—
– collateralised loan/debt obligation	99	—
			Market proxy	Price	0	100	0	97
– other ABSs	232	—	Market proxy	Price	0	255	0	248
Loans held for securitisation	—	—
Structured notes	—	9,017
– equity-linked notes	—	6,250	Model – Option model	Equity volatility	5%	67%	6%	70%
			Model – Option model	Equity correlation	10%	100%	15%	100%
– foreign exchange (‘FX’)-linked notes	—	993	Model – Option model	FX volatility	4%	19%	3%	35%
– other structured notes	—	1,774
Other derivatives	2,634	3,671
– interest rate derivatives	1,000	1,055
securitisation swaps	143	324	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	89	91	Model – Option model	Interest rate volatility	9%	30%	9%	30%
other interest rate derivatives	768	640
– FX derivatives	547	470
FX options	318	249	Model – Option model	FX volatility	1%	19%	1%	26%
other foreign exchange derivatives	229	221
– equity derivatives	819	1,494
long-dated single stock options	421	549	Model – Option model	Equity volatility	5%	119%	6%	118%
other equity derivatives	398	945
– credit derivatives	260	650
total return swaps	213	527	Market proxy	Price	73	106	0	104
other credit derivatives	47	123
– other derivatives	8	2
Other portfolios	11,651	49
– repurchase agreements	427	—	Model – Discounted cash flow	Interest rate curve	0%	3%	0%	26%
– bonds	6,807	39	Market proxy	Price	0	126	0	140
– loans and deposits	2,412	—	Market proxy	Price	0	111	0	103
– other[2]	2,005	10
At 30 Jun 2025	34,567	12,738
1‘Private equity including strategic investments’ includes private equity, private credit and private equity funds, primarily held as part of our Insurance business and for strategic investments.
2‘Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities	The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2025. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages
391 and 392 of the Annual Report and Accounts 2024.

Quantitative information about significant unobservable inputs in Level 3 valuations
	Fair value		Key valuation techniques	Key unobservable inputs	30 Jun 2025		31 Dec 2024
	Assets	Liabilities			Full range of inputs		Full range of inputs
	$m	$m			Lower	Higher	Lower	Higher
Private equity including strategic investments[1]	19,951	1	Price – Net asset value	Current Value/ Cost	0	75	0	291
Asset-backed securities	331	—
– collateralised loan/debt obligation	99	—
			Market proxy	Price	0	100	0	97
– other ABSs	232	—	Market proxy	Price	0	255	0	248
Loans held for securitisation	—	—
Structured notes	—	9,017
– equity-linked notes	—	6,250	Model – Option model	Equity volatility	5%	67%	6%	70%
			Model – Option model	Equity correlation	10%	100%	15%	100%
– foreign exchange (‘FX’)-linked notes	—	993	Model – Option model	FX volatility	4%	19%	3%	35%
– other structured notes	—	1,774
Other derivatives	2,634	3,671
– interest rate derivatives	1,000	1,055
securitisation swaps	143	324	Model – Discounted cash flow	Prepayment rate	5%	10%	5%	10%
long-dated swaptions	89	91	Model – Option model	Interest rate volatility	9%	30%	9%	30%
other interest rate derivatives	768	640
– FX derivatives	547	470
FX options	318	249	Model – Option model	FX volatility	1%	19%	1%	26%
other foreign exchange derivatives	229	221
– equity derivatives	819	1,494
long-dated single stock options	421	549	Model – Option model	Equity volatility	5%	119%	6%	118%
other equity derivatives	398	945
– credit derivatives	260	650
total return swaps	213	527	Market proxy	Price	73	106	0	104
other credit derivatives	47	123
– other derivatives	8	2
Other portfolios	11,651	49
– repurchase agreements	427	—	Model – Discounted cash flow	Interest rate curve	0%	3%	0%	26%
– bonds	6,807	39	Market proxy	Price	0	126	0	140
– loans and deposits	2,412	—	Market proxy	Price	0	111	0	103
– other[2]	2,005	10
At 30 Jun 2025	34,567	12,738
1‘Private equity including strategic investments’ includes private equity, private credit and private equity funds, primarily held as part of our Insurance business and for strategic investments.
2‘Other’ includes a range of smaller asset holdings.